Investments (Details 2) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments [Line Items]
Book value	€ 1,228
Saipem SpA [Member]
Disclosure Of Investments [Line Items]
% of the investment	30.99%	31.00%
Joint ventures [member] | Saipem SpA [Member]
Disclosure Of Investments [Line Items]
Number of shares held	308,767,968
% of the investment	30.99%	31.00%
Share price	€ 3.265
Market value	€ 1,008